Supplemental Financial Statement Data - Goodwill Roll Forward (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Goodwill [Roll Forward]
Balance at June 28, 2024	$ 7,207
Divestiture	(382)
Impairment charges	(1,830)	$ 0
Foreign currency translation adjustment	2
Balance at March 28, 2025	4,997		$ 7,207
The Flash Business of Western Digital Corporation [Member]
Goodwill [Roll Forward]
Balance at June 28, 2024	$ 7,207	$ 7,212	7,212	$ 7,887	$ 7,912
Reduction in goodwill in connection with disposition of business					(14)
Impairment charges			0	(671)	0
Foreign currency translation adjustment			(5)	(4)	(11)
Balance at March 28, 2025			$ 7,207	$ 7,212	$ 7,887